Debt - Schedule of Long-Term Debt (Details) - USD ($)	Dec. 31, 2021	May 17, 2021	Feb. 01, 2021	Dec. 31, 2020	Apr. 30, 2020
Debt Instrument [Line Items]
Principal Value	$ 5,643,652,000			$ 5,097,997,000
Carrying Value	5,591,072,000			5,050,688,000
Fair Value	6,572,606,000			5,588,059,000
Debt payable within one year, principal value	1,074,332,000			154,336,000
Debt payable within one year, carrying value	1,060,970,000			154,161,000
Debt payable within one year, fair value	1,439,165,000			159,943,000
Total long-term debt, principal value	4,569,320,000			4,943,661,000
Total long-term debt, carrying value	4,530,102,000			4,896,527,000
Total long-term debt, fair value	5,133,441,000			5,428,116,000
Senior notes
Debt Instrument [Line Items]
Carrying Value	5,500,000,000			4,600,000,000
Credit Facility expires July 31, 2023 | Credit facility
Debt Instrument [Line Items]
Principal Value	0			300,000,000
Carrying Value	0			300,000,000
Fair Value	0			300,000,000
8.81% to 9.00% series A notes due 2020 – 2021 | Senior notes
Debt Instrument [Line Items]
Principal Value	0			24,000,000
Carrying Value	0			24,000,000
Fair Value	$ 0			25,232,000
8.81% to 9.00% series A notes due 2020 – 2021 | Senior notes | Minimum
Debt Instrument [Line Items]
Interest rate	8.81%
8.81% to 9.00% series A notes due 2020 – 2021 | Senior notes | Maximum
Debt Instrument [Line Items]
Interest rate	9.00%
4.875% notes due November 15, 2021 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 0			125,118,000
Carrying Value	0			124,943,000
Fair Value	$ 0			128,231,000
Interest rate	4.875%		4.875%
3.00% notes due October 1, 2022 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 568,823,000			568,823,000
Carrying Value	567,909,000			566,689,000
Fair Value	$ 576,969,000			578,055,000
Interest rate	3.00%
7.42% series B notes due 2023 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 10,000,000			10,000,000
Carrying Value	10,000,000			10,000,000
Fair Value	$ 10,327,000			$ 10,038,000
Interest rate	7.42%
6.625% notes due February 1, 2025 (c)
Debt Instrument [Line Items]
Interest rate				7.875%
6.625% notes due February 1, 2025 (c) | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 1,000,000,000			$ 1,000,000,000
Carrying Value	994,643,000			992,905,000
Fair Value	$ 1,133,000,000			1,146,250,000
Interest rate	6.625%
1.75% convertible notes due May 1, 2026 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 499,991,000			500,000,000	$ 500,000,000
Carrying Value	487,543,000			484,857,000
Fair Value	$ 854,985,000			587,385,000
Interest rate	1.75%				1.75%
3.125% notes due May 15, 2026 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 500,000,000	$ 500,000,000		0
Carrying Value	493,157,000			0
Fair Value	$ 516,265,000			0
Interest rate	3.125%	3.125%
7.75% debentures due July 15, 2026 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 115,000,000			115,000,000
Carrying Value	112,721,000			112,224,000
Fair Value	$ 138,504,000			137,025,000
Interest rate	7.75%
3.90% notes due October 1, 2027 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 1,250,000,000			1,250,000,000
Carrying Value	1,243,340,000			1,242,182,000
Fair Value	$ 1,344,688,000			1,249,400,000
Interest rate	3.90%
5.00% notes due January 15, 2029 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 350,000,000			350,000,000
Carrying Value	344,835,000			344,106,000
Fair Value	$ 389,428,000			$ 371,469,000
Interest rate	5.00%
7.500% notes due February 1, 2030 (c)
Debt Instrument [Line Items]
Interest rate				8.75%
7.500% notes due February 1, 2030 (c) | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 750,000,000			$ 750,000,000
Carrying Value	744,417,000			743,726,000
Fair Value	$ 966,983,000			924,510,000
Interest rate	7.50%
3.625% notes due May 15, 2031
Debt Instrument [Line Items]
Interest rate		3.625%
3.625% notes due May 15, 2031 | Senior notes
Debt Instrument [Line Items]
Principal Value	$ 500,000,000	$ 500,000,000		0
Carrying Value	492,669,000			0
Fair Value	$ 523,620,000			0
Interest rate	3.625%
Note payable to EQM
Debt Instrument [Line Items]
Carrying Value	$ 100,000,000			105,000,000
Note payable to EQM | Note payable
Debt Instrument [Line Items]
Principal Value	99,838,000			105,056,000
Carrying Value	99,838,000			105,056,000
Fair Value	$ 117,837,000			$ 130,464,000